UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     November 30, 2005
                                                  Estimated average burden
                                                  hours per response...


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8505

                            BARON CAPITAL FUNDS TRUST
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                          c/o Baron Capital Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  June 30, 2003
                         ----------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

                               TABLE OF CONTENTS
                               -----------------

Item 1. Baron Capital Funds Trust Semi-Annual Report for the period ended June 30, 2003.

Item 2.  Code of Ethics.

Item 3.  Audit Committee Financial Expert.

Item 4.  Principal Accountant Fees and Services.

Item 5.  [Reserved].

Item 6.  [Reserved].

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Item 8.  [Reserved].

Item 9.  Controls and Procedures.

Item 10. Exhibits.

         a).    Ex-99.CERT     Certifications.

         b).    Ex-99.906      Section 906 Certifications

Item 1. Baron Capital Funds Trust Semi-Annual Report for the period ended June 30, 2003.

[REGISTERED LOGO]

 B A R O N
 C A P I T A L
 F U N D S



PERFORMANCE...................................................................1

BARON CAPITAL ASSET FUND'S INVESTMENT STRATEGY................................1





767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com


--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT                                                JUNE 30, 2003

DEAR BARON CAPITAL
ASSET FUND
SHAREHOLDER:
--------------------------------------------------------------------------------
PERFORMANCE+

Baron Capital Asset Fund's performance since its inception on October 1, 1998, has been satisfactory, both absolutely and relative to the market. The Fund has gained 89.48% (14.40% per year) since it's inception through June 30, 2003. This compares to a gain of 31.39% (5.91% per year) for the Russell 2000 and a gain of 3.67% (0.76% per year) for the Russell 2000 Growth Index over the same period since the Fund's inception.

Baron Capital Asset Fund's absolute performance in the six months ending
June 30, 2003, was also satisfactory, +12.20%, in a stock market that began to rebound after a three-year bear market. The S&P 500 gained 11.84% and the Russell 2000, 17.88%, in the six month period ending June 30, 2003.

BARON CAPITAL ASSET FUND'S INVESTMENT STRATEGY:

Baron Capital Asset Fund invests in what we believe are fast-growing, small, non-tech businesses with sustainable competitive advantages... at attractive prices... for the long term... that we identify through our own research. Valuation is important... and it always has been.

Our goal is to invest in growing businesses. We won't invest in a business that we believe isn't growing just because it's cheap. But we also won't invest in a business that we believe has a tremendous growth opportunity if its valuation, in our opinion, already discounts great success.

We think our research and long term investment horizon provide us with competitive advantage.

YOU CAN NOW REGISTER ELECTRONICALLY TO ATTEND THE BARON FUNDS 2003 INVESTMENT CONFERENCE ON OCTOBER 3RD IN NEW YORK CITY

The twelfth annual Baron Funds Investment Conference will be held in New York City on October 3, 2003. For more information about this year's conference, or to register to attend, please visit us at BaronFunds.com or call us at 1-800-99-BARON. We're looking forward to seeing you this fall.

Thank you for investing in Baron Capital Asset Fund.

Sincerely,

/s/Ronald Baron

   Ronald Baron
   Chairman and Portfolio Manager
   June 30, 2003

---------------
+ The inception date for the Insurance class shares was October 1, 1998.
  Performance results for the Retirement class can be found in the financial highlights table on page 9 of this report.

--------------------------------------------------------------------------------

                                [GRAPHS OMITTED]

                 [Omitted graphs are represented by table below]

                                         BARON
                                     CAPITAL ASSET
                                         FUND**       S&P 500*     RUSSELL 2000*

PERFORMANCE FOR THE SIX MONTHS
ENDED JUNE 30, 2003                      12.20%        11.84%          17.88%

ANNUALIZED PERFORMANCE FOR THE
THREE YEARS ENDED JUNE 30, 2003           1.43%       -11.20%          -3.30%

ANNUALIZED PERFORMANCE SINCE
INCEPTION OCTOBER 1, 1998
THROUGH JUNE 30, 2003                    14.40%         0.49%           5.91%

--------------------------------------------------------------------------------
* THE S&P 500 AND RUSSELL 2000 ARE WITH DIVIDENDS, THE S&P 500 AND RUSSELL 2000 ARE UNMANAGED INDEXES. THE S&P 500 MEASURES THE PERFORMANCE OF LARGER CAP EQUITIES IN THE STOCK MARKET IN GENERAL; THE RUSSELL 2000 OF SMALL COMPANIES.

** THE PERFORMANCE DATA IN THE GRAPHS DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DIVIDENDS, CAPITAL GAIN DISTROBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
       BARON               CAPITAL              ASSET               FUND
--------------------------------------------------------------------------------

Table I (Unaudited)
--------------------------------------------------------------------------------
PORTFOLIO MARKET CAPITALIZATION
--------------------------------------------------------------------------------

The Fund invests primarily in small and medium sized companies. Table I ranks the Fund's investments by market capitalization and displays the percentage of the Fund's portfolio invested in each market capitalization category. At times the Fund will invest in companies with market capitalizations greater than $10 billion.


                                                       Equity
                                                     Market Cap         % of
Company                                             (in millions)    Net Assets
--------------------------------------------------------------------------------
                              Large Capitalization
--------------------------------------------------------------------------------
Apollo Group, Inc., Cl A ..........................    $10,854           2.1%

                              Medium Capitalization
--------------------------------------------------------------------------------
Weight Watchers Intl., Inc. .........................    $4,852           0.9%
University of Phoenix Online ........................     4,358           4.9
Dollar Tree Stores, Inc. ............................     3,629           2.2
Robert Half Intl., Inc. .............................     3,222           0.4
ChoicePoint, Inc. ...................................     2,998           3.6
BlackRock, Inc., Cl A ...............................     2,930           1.6
JetBlue Airways Corp. ...............................     2,702           1.3
Polo Ralph Lauren Corp., Cl A .......................     2,549           2.1
                                                                         ----
                                                                         17.0%

                              Small Capitalization
--------------------------------------------------------------------------------
CheckFree Corp. .....................................    $2,484           0.8%
Fair Isaac Corp. ....................................     2,480           3.2
Krispy Kreme Doughnuts, Inc. ........................     2,398           3.1
Hewitt Associates, Inc. .............................     2,320           1.1
Manor Care, Inc. ....................................     2,251           2.4
Getty Images, Inc. ..................................     2,248           1.3
Endurance Specialty Holdings, Ltd. ..................     1,928           0.8
Education Mgmt. Corp. ...............................     1,897           1.8
Radio One, Inc. .....................................     1,859           1.5
The Cheesecake Factory, Inc. ........................     1,839           2.0
Chico's FAS, Inc. ...................................     1,805           1.9
NTL, Inc. ...........................................     1,723           0.2
DeVry, Inc. .........................................     1,629           1.3
Four Seasons Hotels, Inc. ...........................     1,509           3.0
Charles River Laboratories Intl., Inc. ..............     1,458           2.5
Wynn Resorts, Ltd. ..................................     1,457           3.1
Jefferies Group, Inc. ...............................     1,378           1.9


                                                       Equity
                                                     Market Cap         % of
Company                                             (in millions)    Net Assets
--------------------------------------------------------------------------------
                        Small Capitalization (continued)
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. .......................    $1,305            1.8%
Extended Stay of America, Inc. ....................     1,268            1.9
Petco Animal Supplies, Inc. .......................     1,248            0.9
Panera Bread Co. ..................................     1,185            1.0
LIN TV Corp., Cl A ................................     1,175            2.3
LNR Property Corp. ................................     1,108            0.7
Gabelli Asset Mgmt., Inc., Cl A ...................     1,084            0.7
Arbitron, Inc. ....................................     1,063            1.7
Kronos, Inc. ......................................     1,006            1.4
Choice Hotels Intl., Inc. .........................       983            2.3
Arch Capital Group, Ltd. ..........................       972            2.4
Anteon Intl., Corp. ...............................       966            1.0
Catalina Marketing Corp. ..........................       943            0.9
Southern Union Co. ................................       942            1.3
Kerzner Intl., Ltd. ...............................       906            3.4
Cobalt Corp. ......................................       860            0.7
CTI Molecular Imaging, Inc. .......................       847            1.3
Seacor Smit, Inc. .................................       712            1.8
Centene Corp. .....................................       639            1.6
Gray Television, Inc. .............................       625            1.3
United Surgical Partners Intl., Inc. ..............       614            2.0
AmSurg Corp. ......................................       602            0.8
Viasys Healthcare, Inc. ...........................       546            0.9
Spanish Broadcasting System, Inc., Cl A ...........       527            0.9
Symyx Technologies, Inc. ..........................       507            1.4
Vail Resorts, Inc. ................................       474            1.4
Sotheby's Hldgs., Inc., Cl A ......................       458            0.2
Alexander's, Inc. .................................       418            0.3
California Pizza Kitchen, Inc. ....................       405            1.8
Saga Comm., Inc., Cl A ............................       405            2.2
Information Holdings, Inc. ........................       392            0.4
Libbey, Inc. ......................................       300            0.5
Smart and Final, Inc. .............................       139            0.4
DVI, Inc. .........................................        71            0.3
                                                                        ----
                                                                        75.8%

--------------------------------------------------------------------------------
       BARON               CAPITAL              ASSET               FUND
--------------------------------------------------------------------------------

Table II (Unaudited)
--------------------------------------------------------------------------------
HISTORICAL INFORMATION
--------------------------------------------------------------------------------

Table II displays on a quarterly basis each class' closing net assets and net asset value per share, dividend distributions and the value of $10,000 invested in a class at the time of its inception.

-------------------------------------------------------------------------------
INSURANCE SHARES
--------------------------------------------------------------------------------

                                             Net Asset                    Value of Shares
                                               Value                     Owned, if Initial
 Date                    Class Net Assets    Per Share    Dividends   Investment was $10,000*
---------------------------------------------------------------------------------------------
10/01/98                   $    100,000        $10.00                         $10,000
---------------------------------------------------------------------------------------------
12/31/98                        806,286         13.25                          13,250
---------------------------------------------------------------------------------------------
03/31/99                      2,257,290         14.10                          14,100
---------------------------------------------------------------------------------------------
06/30/99                      9,763,273         15.66      $0.196              15,861
---------------------------------------------------------------------------------------------
09/30/99                     14,113,049         14.67                          14,858
---------------------------------------------------------------------------------------------
12/31/99                     31,238,741         17.77                          17,998
---------------------------------------------------------------------------------------------
03/31/00                     53,190,352         19.70                          19,953
---------------------------------------------------------------------------------------------
06/30/00                     60,504,930         17.89       0.040              18,160
---------------------------------------------------------------------------------------------
09/30/00                     61,068,138         17.85                          18,119
---------------------------------------------------------------------------------------------
12/31/00                     60,412,224         17.26                          17,520
---------------------------------------------------------------------------------------------
03/31/01                     70,624,219         16.39                          16,637
---------------------------------------------------------------------------------------------
06/30/01                    102,832,794         19.46       0.087              19,846
---------------------------------------------------------------------------------------------
09/30/01                     85,713,511         15.83                          16,144
---------------------------------------------------------------------------------------------
12/31/01                    112,983,295         19.30                          19,683
---------------------------------------------------------------------------------------------
03/31/02                    141,856,015         20.26                          20,662
---------------------------------------------------------------------------------------------
06/30/02                    153,648,600         19.08       0.000              19,458
---------------------------------------------------------------------------------------------
09/30/02                    125,210,730         16.65                          16,980
---------------------------------------------------------------------------------------------
12/31/02                    125,835,872         16.56                          16,888
---------------------------------------------------------------------------------------------
03/31/03                    118,296,615         15.90                          16,215
---------------------------------------------------------------------------------------------
06/30/03                    140,501,915         18.58       0.000              18,948
---------------------------------------------------------------------------------------------

* Assumes all dividends were reinvested and no shares were redeemed.


RETIREMENT SHARES
--------------------------------------------------------------------------------

                                             Net Asset                    Value of Shares
                                               Value                     Owned, if Initial
 Date                    Class Net Assets    Per Share    Dividends   Investment was $10,000*
---------------------------------------------------------------------------------------------
11/25/98                    $2,400,000         $12.06                         $10,000
---------------------------------------------------------------------------------------------
12/31/98                     2,638,488          13.26                          10,995
---------------------------------------------------------------------------------------------
03/31/99                     2,809,738          14.11                          11,700
---------------------------------------------------------------------------------------------
06/30/99                     3,158,955          15.67      $0.197              13,161
---------------------------------------------------------------------------------------------
09/30/99                     2,961,439          14.69                          12,337
---------------------------------------------------------------------------------------------
12/31/99                     3,589,954          17.81                          14,958
---------------------------------------------------------------------------------------------
03/31/00                     3,982,115          19.76                          16,596
---------------------------------------------------------------------------------------------
06/30/00                     3,625,539          17.95       0.040              15,109
---------------------------------------------------------------------------------------------
09/30/00                     3,619,983          17.92                          15,084
---------------------------------------------------------------------------------------------
12/31/00                     3,502,484          17.34                          14,596
---------------------------------------------------------------------------------------------
03/31/01                     3,326,861          16.47                          13,863
---------------------------------------------------------------------------------------------
06/30/01                     3,971,056          19.57       0.087              16,549
---------------------------------------------------------------------------------------------
09/30/01                     3,232,513          15.93                          13,471
---------------------------------------------------------------------------------------------
12/31/01                     3,943,629          19.43                          16,431
---------------------------------------------------------------------------------------------
03/31/02                     3,133,787          20.41                          17,259
---------------------------------------------------------------------------------------------
06/30/02                     2,952,495          19.23       0.000              16,262
---------------------------------------------------------------------------------------------
09/30/02                     2,577,967          16.79                          14,198
---------------------------------------------------------------------------------------------
12/31/02                     2,564,717          16.70                          14,122
---------------------------------------------------------------------------------------------
03/31/03                     2,464,063          16.05                          13,572
---------------------------------------------------------------------------------------------
06/30/03                     3,345,973          18.76       0.000              15,864
---------------------------------------------------------------------------------------------

* Assumes all dividends were reinvested and no shares were redeemed.



AVERAGE ANNUAL RETURN

                           PERIOD ENDED JUNE 30, 2003

INSURANCE SHARES
-------------------------------------------------------------------------------
One year                                                                 -2.62%
-------------------------------------------------------------------------------
Two years                                                                -2.29%
-------------------------------------------------------------------------------
Three years                                                               1.43%
-------------------------------------------------------------------------------
Four years                                                                4.55%
-------------------------------------------------------------------------------
Since inception October 1, 1998                                          14.40%
-------------------------------------------------------------------------------

RETIREMENT SHARES
-------------------------------------------------------------------------------
One year                                                                 -2.44%
-------------------------------------------------------------------------------
Two years                                                                -2.09%
-------------------------------------------------------------------------------
Three years                                                               1.64%
-------------------------------------------------------------------------------
Four years                                                                4.78%
-------------------------------------------------------------------------------
Since inception November 25, 1998                                        10.55%
-------------------------------------------------------------------------------


The performance data represents past performance. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their cost. For more complete information about Baron Capital Asset Fund including charges and expenses, contact your plan administrator or participating insurance company for a copy of the Fund's prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Capital Asset Fund unless accompanied or preceded by the Fund's current prospectus.


A description of the Funds' proxy voting policies and procedures is available without charge on the Funds' website, www.BaronFunds.com, or by calling 1-800-
                                      ------------------
99-BARON and on the SEC's website at www.sec.gov.
                                     -----------

--------------------------------------------------------------------------------
       BARON               CAPITAL              ASSET               FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

       Shares                                                      Value
---------------------------------------------------------------------------
COMMON STOCKS (94.91%)

                ADVERTISING SERVICES (2.15%)
       70,000   Catalina Marketing Corp.*                       $ 1,235,500
       45,000   Getty Images, Inc.*                               1,858,500
                                                                -----------
                                                                  3,094,000
                BUSINESS SERVICES (7.21%)
      150,000   ChoicePoint, Inc.*                                5,178,000
       90,000   Fair Isaac Corp. (formerly Fair, Isaac and
                 Co., Inc.)                                       4,630,500
       30,000   Robert Half Intl., Inc.*                            568,200
                                                                -----------
                                                                 10,376,700
                CHEMICAL (1.42%)
      125,000   Symyx Technologies, Inc.*                         2,040,000
                COMMUNICATIONS (0.24%)
       10,000   NTL, Inc.*                                          341,200
                CONSULTING (1.07%)
       65,000   Hewitt Associates, Inc.*                          1,530,750
                CONSUMER SERVICES (1.10%)
       30,000   Sotheby's Hldgs., Inc., Cl A                        223,200
       30,000   Weight Watchers Intl., Inc.*                      1,364,700
                                                                -----------
                                                                  1,587,900
                EDUCATION (10.23%)
       50,000   Apollo Group, Inc., Cl A*                         3,088,000
       80,000   DeVry, Inc.*                                      1,863,200
       50,000   Education Mgmt. Corp.*                            2,659,000
      140,000   University of Phoenix Online*                     7,098,000
                                                                -----------
                                                                 14,708,200
                ENERGY SERVICES (1.78%)
       70,000   Seacor Smit, Inc.*                                2,554,300
                FINANCIAL (8.45%)
      100,000   Arch Capital Group, Ltd.*                         3,473,000
       50,000   BlackRock, Inc., Cl A*                            2,252,000
       40,000   CheckFree Corp.*                                  1,113,600
       80,000   DVI, Inc.*                                          373,600
       40,000   Endurance Specialty Holdings, Ltd.                1,194,000
       28,000   Gabelli Asset Mgmt., Inc., Cl A*                  1,010,800
       55,000   Jefferies Group, Inc.                             2,738,450
                                                                -----------
                                                                 12,155,450
                GOVERNMENT SERVICES (0.97%)
       50,000   Anteon Intl., Corp.*                              1,395,500
                HEALTHCARE SERVICES (6.11%)
       60,000   Centene Corp.*                                    2,334,000
      110,000   Charles River Laboratories Intl., Inc.*           3,539,800
       50,000   Cobalt Corp.*                                     1,027,500
      100,000   CTI Molecular Imaging, Inc.*                      1,891,000
                                                                -----------
                                                                  8,792,300
                HEALTHCARE FACILITIES (5.25%)
       40,000   AmSurg Corp.*                                     1,220,000
      140,000   Manor Care, Inc. *                                3,501,400
      125,000   United Surgical Partners Intl., Inc.*             2,823,750
                                                                -----------
                                                                  7,545,150
                HOTELS AND LODGING (7.16%)
      120,000   Choice Hotels Intl., Inc.*                        3,277,200
      200,000   Extended Stay of America, Inc.*                   2,698,000
      100,000   Four Seasons Hotels, Inc.                         4,326,000
                                                                -----------
                                                                 10,301,200
                MEDIA AND ENTERTAINMENT (8.20%)
      150,000   Gray Television, Inc.                             1,860,000
      140,000   LIN TV Corp., Cl A*                               3,297,000
       25,000   Radio One, Inc., Cl A*                              446,500
      100,000   Radio One, Inc., Cl D*                            1,777,000
      160,000   Saga Comm., Inc., Cl A*                           3,112,000
      160,000   Spanish Broadcasting System, Inc., Cl A*          1,304,000
                                                                -----------
                                                                 11,796,500
                MEDICAL EQUIPMENT (0.86%)
       60,000   Viasys Healthcare, Inc.*                          1,242,000

       Shares                                                     Value
---------------------------------------------------------------------------
                PRINTING AND PUBLISHING (2.12%)
       70,000   Arbitron, Inc.*                               $   2,499,000
       30,000   Information Holdings, Inc.*                         547,500
                                                              -------------
                                                                  3,046,500
                REAL ESTATE AND REITS (1.02%)
        5,000   Alexander's, Inc.*                                  417,450
       28,000   LNR Property Corp.                                1,047,200
                                                              -------------
                                                                  1,464,650
                RECREATION AND RESORTS (7.84%)
      150,000   Kerzner Intl., Ltd.*                              4,831,500
      150,000   Vail Resorts, Inc.*                               2,020,500
      250,000   Wynn Resorts, Ltd.*                               4,422,500
                                                              -------------
                                                                 11,274,500
                RETAIL TRADE (9.32%)
      130,000   Chico's FAS, Inc.*                                2,736,500
      100,000   Dollar Tree Stores, Inc.*                         3,173,000
       75,000   Ethan Allen Interiors, Inc.                       2,637,000
       61,000   Petco Animal Supplies, Inc.*                      1,326,140
      115,000   Polo Ralph Lauren Corp., Cl A                     2,965,850
      124,000   Smart and Final, Inc.*                              574,120
                                                              -------------
                                                                 13,412,610
                RESTAURANTS (7.91%)
      120,000   California Pizza Kitchen, Inc.*                   2,580,000
      110,000   Krispy Kreme Doughnuts, Inc.*                     4,529,800
       35,000   Panera Bread Co.*                                 1,400,000
       80,000   The Cheesecake Factory, Inc.*                     2,871,200
                                                              -------------
                                                                 11,381,000
                SOFTWARE (1.41%)
       40,000   Kronos, Inc.*                                     2,032,400
                TRANSPORTATION (1.32%)
       45,000   JetBlue Airways Corp.*                            1,903,050
                UTILITY SERVICES (1.30%)
      110,000   Southern Union Co.*                               1,863,400
                WHOLESALE TRADE (0.47%)
       30,000   Libbey, Inc.                                        681,000
                                                              -------------
TOTAL COMMON STOCKS
 (Cost $102,966,677)                                            136,520,260
                                                              -------------
Principal Amount
---------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (5.56%)
---------------------------------------------------------------------------
$   8,000,000   Exxon Asset Mgmt. Co. 1.00%
                  due 07/01/2003 (Cost $8,000,000)                8,000,000
                                                              -------------
TOTAL INVESTMENTS (100.47%)
 (COST $110,966,677)                                            144,520,260
LIABILITIES LESS
 CASH AND OTHER ASSETS (-0.47%)                                    (672,372)
                                                              -------------
NET ASSETS (100.00%)                                          $ 143,847,888
                                                              =============
NET ASSET VALUE PER SHARE
INSURANCE SHARES:
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (BASED ON NET ASSETS OF
$140,501,915 AND 7,561,439 SHARES OF
BENEFICIAL INTEREST OUTSTANDING)                                     $18.58
                                                              =============
RETIREMENT SHARES:
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (BASED ON NET ASSETS OF
$3,345,973 AND 178,326 SHARES OF BENEFICIAL
INTEREST OUTSTANDING)                                                $18.76
                                                              =============

---------------
%   Represents percentage of net assets
*   Non-income producing securities


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
       BARON               CAPITAL              ASSET               FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

      ASSETS:
        Investments in securities, at value (Cost $110,966,677)........   $144,520,260
        Dividends and interest receivable..............................         10,776
        Receivable for shares sold.....................................         95,911
                                                                          ------------
                                                                           144,626,947
                                                                          ------------
      LIABILITIES:
        Payable for securities purchased...............................        591,252
        Payable for shares redeemed....................................        114,174
        Accrued expenses and other payables............................         73,633
                                                                          ------------
                                                                               779,059
                                                                          ------------
      NET ASSETS                                                          $143,847,888
                                                                          ============
      NET ASSETS CONSIST OF:
        Capital paid-in................................................   $136,974,647
        Accumulated net investment loss................................       (846,913)
        Accumulated net realized loss..................................    (25,833,428)
        Net unrealized appreciation on investments.....................     33,553,582
                                                                          ------------
      NET ASSETS                                                          $143,847,888
                                                                          ============
      NET ASSET VALUE PER SHARE
      INSURANCE SHARES
        Net asset value, offering and redemption price per share (based on net assets of $140,501,915 and 7,561,439 shares
         outstanding) .................................................   $      18.58
                                                                          ============
      RETIREMENT SHARES
        Net asset value, offering and redemption price per share (based
         on net assets of $3,345,973 and 178,326 shares outstanding) ..   $      18.76
                                                                          ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

      INVESTMENT INCOME:
        INCOME:
         Interest ......................................................   $    12,547
         Dividends .....................................................        54,078
                                                                           -----------
         Total income ..................................................        66,625
                                                                           -----------
        EXPENSES:
         Investment advisory fees ......................................       632,219
         Distribution fees -- Insurance Shares .........................       154,880
         Shareholder servicing agent fees -- Insurance Shares ..........        19,607
         Shareholder servicing agent fees -- Retirement Shares .........         5,052
         Reports to shareholders -- Insurance Shares ...................        51,750
         Reports to shareholders -- Retirement Shares ..................         1,000
         Custodian fees ................................................         3,200
         Registration and filing fees -- Insurance Shares ..............        29,551
         Registration and filing fees -- Retirement Shares .............         9,482
         Professional fees .............................................        14,000
         Trustee fees ..................................................         3,165
         Miscellaneous .................................................         2,349
                                                                           -----------
         Total expenses ................................................       926,255
         Less: Expense reimbursement by investment adviser .............       (12,717)
                                                                           -----------
         Net expenses ..................................................       913,538
                                                                           -----------
         Net investment loss ...........................................      (846,913)
                                                                           -----------
        REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
         Net realized loss on investments sold .........................    (4,187,105)
         Change in net unrealized appreciation of investments ..........    20,336,040
                                                                           -----------
          Net gain on investments ......................................    16,148,935
                                                                           -----------
          Net increase in net assets resulting from operations .........   $15,302,022
                                                                           ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
       BARON               CAPITAL              ASSET               FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                    FOR THE             FOR THE
                                               SIX MONTHS ENDED       YEAR ENDED
                                                 JUNE 30, 2003     DECEMBER 31, 2002
                                               ----------------    -----------------
    INCREASE (DECREASE) IN NET ASSETS:
    OPERATIONS:

    Net investment loss ....................     $   (846,913)       $ (1,433,892)
      Net realized loss on investments sold        (4,187,105)        (12,653,883)
      Change in net unrealized appreciation
        on investments .....................       20,336,040          (9,722,499)
                                                 ------------        ------------
      Increase (decrease) in net assets
        resulting from operations ..........       15,302,022         (23,810,274)
                                                 ------------        ------------

    CAPITAL SHARE TRANSACTIONS:
     INSURANCE SHARES:
      Proceeds from the sale of shares .....       11,596,112          76,448,525
      Cost of shares redeemed ..............      (11,900,835)        (40,164,586)
     RETIREMENT SHARES:
      Proceeds from the sale of shares .....          450,000                   0
      Cost of shares redeemed ..............                0          (1,000,000)
                                                 ------------        ------------
      Increase in net assets derived from
        capital share transactions .........          145,277          35,283,939
                                                 ------------        ------------
      Net increase in net assets ...........       15,447,299          11,473,665

    NET ASSETS:
     Beginning of period ...................      128,400,589         116,926,924
                                                 ------------        ------------
     End of period .........................     $143,847,888        $128,400,589
                                                 ============        ============
     Accumulated net investment loss .......     $   (846,913)       $          0
                                                 ============        ============

    SHARES OF BENEFICIAL INTEREST:
     INSURANCE SHARES:
      Shares sold ..........................          691,357           4,025,308
      Shares redeemed ......................         (729,999)         (2,280,270)
                                                 ------------        ------------
      Net increase (decrease) in Insurance
        Shares outstanding .................          (38,642)          1,745,038
                                                 ============        ============
     RETIREMENT SHARES:
      Shares sold ..........................           24,780                   0
      Shares redeemed ......................                0             (49,407)
                                                 ------------        ------------
      Net increase (decrease) in Retirement
        Shares outstanding .................           24,780             (49,407)
                                                 ============        ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
       BARON               CAPITAL              ASSET               FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Baron Capital Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust currently consists of one series, Baron Capital Asset Fund (the "Fund"). There are currently two classes of shares: the Insurance Shares and the Retirement Shares. The Insurance Shares are offered in connection with variable annuity contracts and variable life insurance contracts offered by life insurance companies. The Retirement Shares are offered to certain qualified retirement plans. Each class of shares has equal rights as to earnings and assets except that each class bears different expenses for distribution, shareholder service, reports to shareholders and registration and filing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The Fund's objective is capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued, based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(c) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(d) DISTRIBUTIONS. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses.

(e) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(3) PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other
than   short-term   securities,    aggregated   $11,940,056   and   $18,269,522,
respectively.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(a) INVESTMENT ADVISORY FEES. BAMCO, Inc., (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.25% for the Retirement Shares and for the Insurance Shares, 1.5% for the first $250 million of net assets; 1.35% for the next $250 million of net assets and 1.25% for net assets over $500 million.

--------------------------------------------------------------------------------
       BARON               CAPITAL              ASSET               FUND
--------------------------------------------------------------------------------

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Insurance Shares pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of average daily net assets of the Insurance Shares.

Brokerage transactions for the Fund may be effected by or through BCI. During the six months ended June 30, 2003, BCI earned brokerage commissions of $39,945.

(c) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his/ her services as a Trustee of the Trust. None of the Fund's officers received compensation from the Fund.

(5) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2003, the components of net assets on a tax basis were as follows:

Cost of investments .............................................   $111,337,495
                                                                    ============
Gross tax unrealized appreciation ...............................     38,404,039
Gross tax unrealized depreciation ...............................     (5,221,274)
                                                                    ------------
Net tax unrealized appreciation .................................   $ 33,182,765
                                                                    ============

Under current law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. These deferrals can be used to offset future capital gains at December 31, 2003. At December 31, 2002, the Fund also had capital loss carryforwards expiring as follows:

     2009 .......................................................   $ (2,875,212)
     2010 .......................................................    (17,099,597)
                                                                    ------------
                                                                    $(19,974,809)
                                                                    ============
Post October loss deferral ......................................   $ (1,110,105)
                                                                    ============

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, losses realized subsequent to October 31 on the sale of securities and net operating losses.

--------------------------------------------------------------------------------
       BARON               CAPITAL              ASSET               FUND
--------------------------------------------------------------------------------

(6) FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

--------------------------------------------------------------------------------

INSURANCE SHARES:
                                                   SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2003       2002         2001          2000        1999       1998*
                                                   ----------------   ----------   ----------    ---------    ---------   ------
NET ASSET VALUE, BEGINNING OF PERIOD .............    $    16.56      $    19.30   $    17.26    $   17.77    $   13.25   $10.00
                                                      ----------      ----------   ----------    ---------    ---------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) .....................         (0.11)          (0.19)       (0.18)       (0.16)       (0.06)    0.02
Net realized and unrealized gains (losses) on
  investments.....................................          2.13           (2.55)        2.31        (0.31)        4.78     3.23
                                                      ----------      ----------   ----------    ---------    ---------   ------
TOTAL FROM INVESTMENT OPERATIONS .................          2.02           (2.74)        2.13        (0.47)        4.72     3.25
                                                      ----------      ----------   ----------    ---------    ---------   ------
LESS DISTRIBUTIONS
Dividends from net investment income  ............          0.00            0.00         0.00         0.00        (0.01)    0.00
Distributions from net realized gains ............          0.00            0.00        (0.09)       (0.04)       (0.19)    0.00
                                                      ----------      ----------   ----------    ---------    ---------   ------
TOTAL DISTRIBUTIONS ..............................          0.00            0.00        (0.09)       (0.04)       (0.20)    0.00
                                                      ----------      ----------   ----------    ---------    ---------   ------
NET ASSET VALUE, END OF PERIOD ...................    $    18.58      $    16.56   $    19.30    $   17.26    $   17.77   $13.25
                                                      ==========      ==========   ==========    =========    =========   ======
TOTAL RETURN .....................................          12.2%+         (14.2%)       12.3%#       (2.7%)#      35.8%#   32.5%+#
                                                      ----------      ----------   ----------    ---------    ---------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of period .........    $140,501.9      $125,835.9   $112,983.3    $60,412.2    $31,238.7   $806.3
Ratio of total expenses to average net assets ....          1.45%**         1.42%        1.59%        1.66%        1.88%    7.62%**
Less: Expense reimbursement by investment adviser           0.00%**         0.00%       (0.09%)      (0.16%)      (0.38%)  (6.17%)**
                                                      ----------      ----------   ----------    ---------    ---------   ------
Ratio of net expenses to average net assets ......          1.45%**         1.42%        1.50%        1.50%        1.50%    1.45%**
                                                      ==========      ==========   ==========    =========    =========   ======
Ratio of net investment income (loss) to average
  net assets......................................         (1.34%)**       (1.05%)      (1.18%)      (1.02%)      (0.78%)   0.99%**
Portfolio turnover rate ..........................          9.49%+         33.01%       31.85%       39.38%       37.18%   37.11%+

--------------------------------------------------------------------------------

RETIREMENT SHARES:
                                                        SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2003     2002       2001        2000        1999       1998@
                                                        ----------------  --------   --------    --------    --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD .................      $  16.70      $  19.43   $  17.34    $  17.81    $  13.26   $  12.06
                                                            --------      --------   --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) .........................         (0.08)        (0.17)     (0.16)      (0.14)      (0.04)      0.02
Net realized and unrealized gains (losses) on
  investments.........................................          2.14         (2.56)      2.34       (0.29)       4.79       1.18
                                                            --------      --------   --------    --------    --------   --------
TOTAL FROM INVESTMENT OPERATIONS .....................          2.06         (2.73)      2.18       (0.43)       4.75       1.20
                                                            --------      --------   --------    --------    --------   --------
LESS DISTRIBUTIONS
Dividends from net investment income  ................          0.00          0.00       0.00        0.00       (0.01)      0.00
Distributions from net realized gains ................          0.00          0.00      (0.09)      (0.04)      (0.19)      0.00
                                                            --------      --------   --------    --------    --------   --------
TOTAL DISTRIBUTIONS ..................................          0.00          0.00      (0.09)      (0.04)      (0.20)      0.00
                                                            --------      --------   --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD .......................      $  18.76      $  16.70   $  19.43    $  17.34    $  17.81   $  13.26
                                                            ========      ========   ========    ========    ========   ========
TOTAL RETURN# ........................................          12.3%+       (14.1%)     12.6%       (2.4%)      36.0%      10.0%+
                                                            --------      --------   --------    --------    --------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of period .............      $3,346.0      $2,564.7   $3,943.6    $3,502.5    $3,590.0   $2,638.5
Ratio of total expenses to average net assets ........          2.22%**       2.06%      2.16%       1.76%       1.62%      7.38%**
Less: Expense reimbursement by investment adviser ....         (0.97%)**     (0.81%)    (0.91%)     (0.51%)     (0.38%)    (6.17%)**
                                                            --------      --------   --------    --------    --------   --------
Ratio of net expenses to average net assets ..........          1.25%**       1.25%      1.25%       1.25%       1.24%      1.21%**
                                                            ========      ========   ========    ========    ========   ========
Ratio of net investment income (loss) to average net
  assets..............................................         (1.14%)**     (0.86%)    (0.89%)     (0.77%)     (0.28%)     1.34%**
Portfolio turnover rate ..............................          9.49%+       33.01%     31.85%      39.38%      37.18%     37.11%+

--------------------------------------------------------------------------------
 * For the period October 1, 1998 (commencement of operations) to December 31, 1998.
@   For the period November 25, 1998 (commencement of operations) to
    December 31, 1998.
**  Annualized.
# The total returns would have been lower had certain expenses not been reduced during the periods shown.
+   Not annualized.

[registered logo]
 BARON
 CAPITAL
 FUNDS
 767 Fifth Avenue
 NY, NY 10153


















                                                                          2QR03

Item 2.  Code of Ethics.
         NOT APPLICABLE.

Item 3.  Audit Committee Financial Expert.
         NOT APPLICABLE.

Item 4.  Principal Accountant Fees and Services.
         NOT APPLICABLE.

Item 5.  [Reserved].

Item 6.  [Reserved].

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
         NOT APPLICABLE.

Item 8.  [Reserved].

Item 9.  Controls and Procedures.

         The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act to 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

         At the date of filing this N-CSR, the Registrant's principal executive office and principal financial officer are aware of no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

         a).    Ex-99.CERT
                Certification required by Item 10(b) of Form N-CSR.

         b).    Ex-99.906 CERT
                Certification pursuant to Section 906 of the Sarbanes Oxley Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON CAPITAL FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer

                                 Date: August 28, 2003




Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer



                                 Date: August 28, 2003

                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                  Date: August 28, 2003


A signed original of this written statement has been provided to Baron Capital Funds Trust and will be retained by Baron Capital Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.